Income tax (''IR'') and social contribution (''CSL'') (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	R$ 160,233	R$ 1,142,592
Impact on the P&L	(235,517)	(422,775)
Impact on the equity	789,120	(599,554)
Cetrel consolidated		105,384
Ending balance	722,576	160,233
Presentation in the balance sheet:
Non-current assets	1,104,158	1,165,726	R$ 1,653,115
Non-current liabilities	381,582	1,005,493	R$ 510,523
Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	2,505,529	2,656,473
Impact on the P&L	799,866	(750,914)
Impact on the equity	(789,120)	591,608
Cetrel consolidated		8,362
Ending balance	2,516,275	2,505,529
Presentation in the balance sheet:
Non-current liabilities	381,582	1,005,493
Temporary adjustments | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	231,822	316,991
Impact on the P&L	44,878	(85,169)
Impact on the equity	0	0
Cetrel consolidated		0
Ending balance	276,700	231,822
Business combination | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	9,664	198,381
Impact on the P&L	(8,362)	(197,079)
Impact on the equity	0	0
Cetrel consolidated		8,362
Ending balance	1,302	9,664
Amortization of goodwill based on future profitability | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	712,873	767,277
Impact on the P&L	10,463	(54,404)
Impact on the equity	0	0
Cetrel consolidated		0
Ending balance	723,336	712,873
Tax depreciation | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	960,202	867,922
Impact on the P&L	49,710	92,280
Impact on the equity	0	0
Cetrel consolidated		0
Ending balance	1,009,912	960,202
Additional indexation PP&E | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	67,072	118,202
Impact on the P&L	(9,905)	(51,130)
Impact on the equity	0	0
Cetrel consolidated		0
Ending balance	57,167	67,072
Hedge accounting | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	0	0
Impact on the P&L	700,351	(606,877)
Impact on the equity	(700,351)	606,877
Cetrel consolidated		0
Ending balance	0	0
Deferred on health plans | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	0	0
Impact on the P&L	0	15,269
Impact on the equity	0	(15,269)
Cetrel consolidated		0
Ending balance	0	0
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	519,623	263,808
Impact on the P&L	(75,548)	255,815
Impact on the equity	0	0
Cetrel consolidated		0
Ending balance	444,075	519,623
Long term incentive plan - LTI | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	0	0
Impact on the P&L	(2,072)	0
Impact on the equity	2,072	0
Cetrel consolidated		0
Ending balance	0	0
Other | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	4,273	123,892
Impact on the P&L	90,351	(104,350)
Impact on the equity	(90,841)	(15,269)
Cetrel consolidated		0
Ending balance	3,783	4,273
Assets
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	2,731,176	3,799,065
Impact on the P&L	573,089	(1,173,689)
Impact on the equity	0	(7,946)
Cetrel consolidated		113,746
Ending balance	3,238,851	2,731,176
Presentation in the balance sheet:
Non-current assets	1,104,158	1,165,726
Assets | Tax losses (IR) and negative base (CSL)
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	1,878,809	2,420,376
Impact on the P&L	142,769	(590,037)
Impact on the equity	0	0
Cetrel consolidated		48,470
Ending balance	2,021,578	1,878,809
Assets | Goodwill amortized
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	59,335	4,624
Impact on the P&L	(20,053)	(708)
Impact on the equity	0	0
Cetrel consolidated		55,419
Ending balance	39,282	59,335
Assets | Exchange variations
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	388,293	464,947
Impact on the P&L	(348,334)	(76,654)
Impact on the equity	0	0
Cetrel consolidated		0
Ending balance	39,959	388,293
Assets | Temporary adjustments
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	155,540	717,868
Impact on the P&L	646,630	(498,825)
Impact on the equity	0	(7,946)
Cetrel consolidated		9,857
Ending balance	802,170	155,540
Assets | Business combination
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	183,785	191,250
Impact on the P&L	(24,213)	(7,465)
Impact on the equity	0	0
Cetrel consolidated		0
Ending balance	159,572	183,785
Assets | Tax credits
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	0	0
Impact on the P&L	176,290	0
Impact on the equity	0	0
Cetrel consolidated		0
Ending balance	R$ 176,290	R$ 0